Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
6	Intangible assets

The changes in the carrying value of the intangible assets can be presented as follows for the years 2019, 2018 and 2017:

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Acquisition value
At January 1, 2017	3,788	3,769	7,596	−	15,153
Additions	749	3,718	−	−	4,467
Acquisition of a subsidiary	115	242	18,433	−	18,790
Disposals	(159)	(143)	−	−	(302)
Transfer between accounts	−	(98)	−	−	(98)
Currency translation	−	(5)	(183)	−	(188)
Other	4	155	(251)	−	(92)
At December 31, 2017	4,497	7,638	25,595	−	37,730
Additions	554	807	32	951	2,344
Acquisition of a subsidiary	−	−	−	−	−
Disposals	(759)	(221)	−	−	(980)
Transfer between accounts	2	−	−	364	366
Currency translation	−	−	(48)	−	(48)
Other	−	17	−	−	17
At December 31, 2018	4,294	8,241	25,579	1,315	39,429
Additions	209	656	−	1,328	2,193
Acquisition of a subsidiary	38	214	3,048	9	3,309
Disposals	−	(45)	(32)	−	(77)
Transfer between accounts	(109)	1,601	−	(988)	504
Currency translation	1	(10)	86	20	97
Other	3	10	−	(32)	(19)
At December 31, 2019	4,436	10,667	28,681	1,652	45,436
in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Amortization
At January 1, 2017	(2,042)	(1,251)	(2,095)	−	(5,388)
Amortization charge for the year	(609)	(1,634)	(1,579)	−	(3,822)
Disposals	2	77	−	−	79
Transfer between accounts	−	98	−	−	98
Currency translation	−	4	45	−	49
Other	(117)	(279)	250	−	(146)
At December 31, 2017	(2,766)	(2,985)	(3,379)	−	(9,130)
Amortization charge for the year	(749)	(2,310)	(2,005)	−	(5,064)
Disposals	854	206	−	−	1,060
Transfer between accounts	−	−	−	−	−
Currency translation	−	1	22	−	23
Other	−	8	−	−	8
At December 31, 2018	(2,661)	(5,080)	(5,362)	−	(13,103)
Amortization charge for the year	(246)	(2,582)	(2,031)	−	(4,859)
Disposals	−	23	−	−	23
Transfer between accounts	109	(96)	−	−	13
Currency translation	−	(25)	(126)	−	(151)
Other	−	20	16	−	36
At December 31, 2019	(2,798)	(7,740)	(7,503)	−	(18,041)

Net carrying value
At December, 31 2019	1,638	2,927	21,178	1,652	27,395
At December, 31 2018	1,633	3,161	20,217	1,315	26,326
At December 31, 2017	1,731	4,653	22,216	−	28,600
At January, 1 2017	1,746	2,518	5,501	−	9,765

Patent and licenses include only the direct attributable external costs incurred in registering the patent and obtaining the license. Software relates to purchased software for internal use only except for software development on certain application interfaces that were almost fully funded by a third party. Apart from the developed technology and software under construction that was capitalized per end of 2019 for the amount of K€1,652, no other software development was capitalized in 2019 (2018: K€1,315, 2017:K€86). The remaining amortization period is 1.5 years for the main software purchases and 7.7 years for the main patents and licenses.

The ‘Acquired customers and technology’ have been recognized as part of the acquisition of Engimplan, ACTech, E-Prototypy, OrthoView, and Cenat (see Note 4). At December 31, 2019, the remaining amortization period for the acquired customers is 9.58 years for Engimplan, 17.75 years for ACTech, 4.75 years for OrthoView, fully amortized for E-Prototypy and 5.25 years for Cenat (2018: 18.75 years for ACTech, 5.75 years for OrthoView and 6.25 years for Cenat).

The developed technology and software relate to one project (Tracheal Splint Project) that meet the criteria for recognition as internally developed intangible asset (see also Note 3: significant accounting judgments, estimates and assumptions). This asset is still being developed and consequently is not amortized. The Group has performed an impairment analysis on this asset which resulted in no impairment. The key assumptions used are:

  Discount rate of 11.38%;
  Periods of cash flows: 6
  No perpetuity

The total amortization charge for 2019 is K€4,859 (2018: K€5,064; 2017: K€3,822). As from 2017 the amortization of intangible assets from business combinations is mainly included in the line net operating income of the consolidated income statement.